Organization (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Organization [Line Items]
Service fee, rate	100.00%
Exercise of equity option (in Yuan Renminbi per share)	¥ 1
Capital contributions	¥ 146.9
Transferred repayment of loans	55.9
Wholly-Owned Foreign Enterprise [Member]
Organization [Line Items]
Transferred repayment of loans
VIE [Member]
Organization [Line Items]
Transferred repayment of loans